INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 109.4%
	ADVERTISING & MARKETING - 0.0%(a)
4,406	Tenerity, Inc.(b),(d)	$ –

	APPAREL & TEXTILE PRODUCTS - 4.4%
3,361,610	Dr. Martens PLC	6,431,800
2,645,846	Hanesbrands, Inc.(c),(e)	22,330,941
917,130	Levi Strauss & Company, Class A(c),(e)	16,875,192
113,603	Superior Group of Companies, Inc.	1,355,284
507,990	Under Armour, Inc., Class C(b),(c)	5,537,091
685,218	Unifi, Inc.(b)	5,858,614
		58,388,922
	ASSET MANAGEMENT - 0.8%
260,708	Assetmark Financial Holdings, Inc.(b)	6,919,190
6,109	GoldMoney, Inc.(b)	8,265
223,482	Silvercrest Asset Management Group, Inc.	4,223,810
		11,151,265
	AUTOMOTIVE - 1.3%
76,092	BorgWarner, Inc.	3,597,630
19,299	Continental A.G.	1,349,399
140,219	Miller Industries, Inc.	4,067,753
112,645	Vitesco Technologies Group A.G.(b),(e)	7,775,799
		16,790,581
	BANKING - 1.0%
196,807	Popular, Inc.(e)	13,508,832

	BEVERAGES - 0.5%
182,169	Suntory Beverage & Food Ltd.	6,131,186

	BIOTECH & PHARMA - 4.4%
233,186	Bayer A.G.	14,448,963
561,995	Elanco Animal Health, Inc.(b)	7,716,191
718,605	Exelixis, Inc.(b),(e)	12,661,820
142,409	Grifols S.A. - ADR(b),(c)	1,297,346
195,567	Hikma Pharmaceuticals PLC	4,119,116
386,575	Lexaria Bioscience Corporation(b),(c),(e)	1,240,906

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 109.4% (Continued)
	BIOTECH & PHARMA - 4.4% (Continued)
1,406,691	Viatris, Inc.(e)	$ 17,105,362
		58,589,704
	CABLE & SATELLITE - 2.8%
44,516	Cogeco, Inc.	1,984,430
888,412	Comcast Corporation, Class A(e)	34,959,012
		36,943,442
	CHEMICALS - 1.4%
15,110	Cabot Corporation	1,138,236
88,491	Eastman Chemical Company	7,802,251
41,004	Koppers Holdings, Inc. (e)	1,419,148
140,894	Mativ, Inc.	3,883,039
416,263	Orion Engineered Carbons S.A.(e)	8,749,849
		22,992,523
	COMMERCIAL SUPPORT SERVICES - 1.5%
103,679	ABM Industries, Inc.(c),(e)	4,863,582
388,701	BrightView Holdings, Inc.(b)	3,090,173
340,919	Heidrick & Struggles International, Inc.(e)	10,486,668
76,949	Securitas A.B.	701,447
		19,141,870
	CONSTRUCTION MATERIALS - 1.9%
266,255	Cie de Saint-Gobain	15,210,023
104,893	Owens Corning(e)	10,137,908
		25,347,931
	CONSUMER SERVICES - 2.5%
1,170,813	Laureate Education, Inc.	12,855,527
481,913	Stride, Inc.(b),(c),(e)	20,688,525
		33,544,052
	CONTAINERS & PACKAGING - 0.9%
152,879	Gerresheimer A.G.	11,251,123

	E-COMMERCE DISCRETIONARY - 4.1%
789,041	eBay, Inc.(e)	39,057,529
1,247,939	Moonpig Group PLC(b)	1,853,847
77,482	MYT Netherlands Parent BV - ADR(b),(c)	903,440

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 109.4% (Continued)
	E-COMMERCE DISCRETIONARY - 4.1% (Continued)
60,541	Overstock.com, Inc.(b),(c)	$ 1,465,698
2,450,347	Rover Group, Inc.(b),(c),(e)	10,021,919
		53,302,433
	ELECTRICAL EQUIPMENT - 3.2%
48,382	FARO Technologies, Inc.(b)	1,329,537
59,305	Generac Holdings, Inc.(b),(c)	7,152,183
539,281	nLight, Inc.(b)	6,687,084
107,845	Sensata Technologies Holding PLC	5,483,918
937,263	Vontier Corporation(e)	21,585,168
		42,237,890
	ENGINEERING & CONSTRUCTION - 2.6%
1,090,782	Frontdoor, Inc.(b),(c),(e)	29,647,455
951,203	Mistras Group, Inc.(b),(e)	5,041,376
		34,688,831
	ENTERTAINMENT CONTENT - 5.7%
2,723,651	AppLovin Corporation(b),(c)	34,590,368
2,783,090	Warner Bros Discovery, Inc.(b),(c),(e)	41,245,394
		75,835,762
	FOOD - 0.8%
628,803	Nomad Foods Ltd.(b),(e)	11,186,406

	FORESTRY, PAPER & WOOD PRODUCTS - 0.4%
212,077	Glatfelter Corporation	928,897

	GAS & WATER UTILITIES - 0.3%
241,679	Suburban Propane Partners, L.P.	3,813,695

	HEALTH CARE FACILITIES & SERVICES - 2.5%
339,176	Centene Corporation(b),(e)	25,858,779
41,680	Universal Health Services, Inc.	6,177,393
		32,036,172
	HOME & OFFICE PRODUCTS - 1.0%
171,522	Hamilton Beach Brands Holding Company(e)	2,221,210
415,663	Newell Brands, Inc.(c)	6,633,981

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 109.4% (Continued)
	HOME & OFFICE PRODUCTS - 1.0% (Continued)
59,974	Scotts Miracle-Gro Company (The)(c)	$ 4,329,523
		13,184,714
	HOME CONSTRUCTION - 0.5%
342,452	Caesarstone Ltd.(c),(e)	2,136,900
261,952	JELD-WEN Holding, Inc.(b)	3,313,693
		5,450,593
	INDUSTRIAL INTERMEDIATE PROD - 0.5%
170,360	Insteel Industries, Inc.	5,109,096
30,371	Strattec Security Corporation(b)	756,542
		5,865,638
	INSTITUTIONAL FINANCIAL SERVICES - 0.7%
112,684	Euronext N.V.	9,101,447

	INTERNET MEDIA & SERVICES - 9.2%
27,901	Alphabet, Inc., Class A(b)	2,757,735
2,633	Booking Holdings, Inc.(b)	6,408,985
219,677	Expedia Group, Inc.(b),(e)	25,109,081
2,070,433	Lyft, Inc.(b),(e)	33,644,537
148,847	Meta Platforms, Inc., Class A(b),(e)	22,173,738
752,865	Snap, Inc., Class A(b),(c)	8,703,119
262,629	Travelzoo(b)	1,402,439
614,747	Trustpilot Group PLC(b)	776,808
163,068	Uber Technologies, Inc.(b),(e)	5,043,693
773,888	Upwork, Inc.(b)	10,029,588
468,249	Vivid Seats, Inc.(b),(c)	3,984,799
		120,034,522
	LEISURE FACILITIES & SERVICES - 0.8%
236,543	Cedar Fair, L.P.	9,920,613
109,995	Red Robin Gourmet Burgers, Inc.(b)	983,355
		10,903,968
	LEISURE PRODUCTS - 0.2%
30,735	Johnson Outdoors, Inc.	2,104,118

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 109.4% (Continued)
	MACHINERY - 0.2%
76,980	Hurco Companies, Inc.	$ 2,170,836

	MEDICAL EQUIPMENT & DEVICES - 2.8%
711,398	Bausch + Lomb Corporation(b),(c)	12,264,502
86,641	Baxter International, Inc.	3,958,627
94,920	FONAR Corporation(b)	1,711,408
276,422	Inogen, Inc.(b),(c),(e)	6,448,925
126,760	Medtronic PLC	10,608,544
35,736	QuidelOrtho Corporation(b)	3,059,359
		38,051,365
	METALS & MINING - 4.1%
12,558,798	Argonaut Gold, Inc.(b)	6,701,902
2,955,153	B2Gold Corporation	11,705,292
777,207	Eldorado Gold Corporation(b)	7,430,099
462,766	Equinox Gold Corporation(b),(c)	2,105,585
553,958	Ferroglobe PLC(b),(e)	2,631,300
2,542,614	Kinross Gold Corporation(e)	11,797,729
1,918,289	New Gold, Inc.(b)	2,263,581
1,785,365	OceanaGold Corporation(b)	3,864,659
93,250	Seabridge Gold, Inc.(b)	1,227,170
355,257	Torex Gold Resources, Inc.(b)	4,883,689
		54,611,006
	OIL & GAS PRODUCERS - 3.7%
58,768	Chord Energy Corporation(c)	8,423,217
92,106	Civitas Resources, Inc.(c)	6,129,654
1,749,883	Crescent Point Energy Corporation(e)	13,054,127
87,183	Energy Transfer, L.P.	1,157,790
256,832	PHX Minerals, Inc.(c)	927,164
232,679	SandRidge Energy, Inc.(b)	3,678,655
160,814	TotalEnergies S.E. - ADR	9,976,901

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 109.4% (Continued)
	OIL & GAS PRODUCERS - 3.7% (Continued)
184,499	World Fuel Services Corporation(e)	$ 5,221,322
		48,568,830
	REAL ESTATE INVESTMENT TRUSTS – 1.0%
805,859	CoreCivic, Inc.(b),(c)	8,574,340
101,799	Douglas Emmett, Inc.(c)	1,705,133
93,968	Kilroy Realty Corporation	3,856,447
		14,135,920
	RETAIL - DISCRETIONARY - 1.1%
222,876	Children's Place, Inc. (The)(b),(c),(e)	10,111,884
91,450	Foot Locker, Inc.(c)	3,978,990
		14,090,874
	SEMICONDUCTORS - 3.4%
221,373	Hensoldt A.G.	6,401,263
462,796	Intel Corporation(e)	13,078,615
232,125	IPG Photonics Corporation(b),(c),(e)	26,021,212
		45,501,090
	SOFTWARE - 16.7%
194,223	Cellebrite DI Ltd.(b),(c)	1,066,284
2,380,766	Clarivate PLC(b),(c),(e)	26,474,118
849,311	Cognyte Software Ltd.(b)	3,218,889
31,726	Cvent Holding Corporation(b)	256,029
1,528,989	Dropbox, Inc., Class A(b),(e)	35,518,413
1,052,857	Expensify, Inc.(b),(c)	10,960,241
956,918	HireRight Holdings Corporation(b),(c),(e)	10,947,142
831,225	Immersion Corporation(e)	6,084,567
61,600	Okta, Inc.(b)	4,534,376
252,284	ON24, Inc.(b)	2,341,196
69,225	Rapid7, Inc.(b)	2,760,001
202,072	Salesforce, Inc.(b),(e)	33,942,034
275,760	Smartsheet, Inc., Class A(b)	11,915,590
439,117	SS&C Technologies Holdings, Inc.(e)	26,500,711
165,829	Unity Software, Inc.(b),(c)	5,890,246
373,874	Upland Software, Inc.(b)	3,263,920
774,058	Viant Technology, Inc.(b),(c)	3,514,223

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 109.4% (Continued)
	SOFTWARE - 16.7% (Continued)
1,256,080	Vimeo, Inc.(b)	$ 5,702,603
334,424	Zoom Video Communications, Inc., Class A(b),(e)	25,081,800
		219,972,383
	STEEL - 0.1%
168,578	Algoma Steel Group, Inc.	1,417,741

	TECHNOLOGY HARDWARE - 4.9%
1,924,707	Casa Systems, Inc.(b)	6,582,498
1,066,019	Celestica, Inc.(b),(e)	14,210,033
72,319	F5, Inc.(b)	10,678,624
734,890	Flex Ltd.(b),(e)	17,159,682
13,399	Samsung Electronics Company Ltd. - ADR(e)	16,514,267
		65,145,104
	TECHNOLOGY SERVICES - 9.0%
238,967	Cognizant Technology Solutions Corporation	15,951,047
112,540	Fiserv, Inc.(b),(e)	12,005,767
64,149	FleetCor Technologies, Inc.(b)	13,394,953
86,327	Global Payments, Inc.	9,730,779
749,567	LiveRamp Holdings, Inc.(b),(e)	20,058,414
443,336	Nuvei Corporation(b),(c)	15,663,061
241,466	PayPal Holdings, Inc.(b),(c)	19,677,064
72,056	WEX, Inc.(b),(e)	13,328,198
		119,809,283
	TELECOMMUNICATIONS - 5.6%
9,762,641	Airtel Africa PLC	14,105,497
1,729,838	AT&T, Inc.(c),(e)	35,236,801
308,136	Telephone and Data Systems, Inc.(c)	4,119,778
483,049	Verizon Communications, Inc.(e)	20,080,347
		73,542,423
	TRANSPORTATION & LOGISTICS - 0.9%
31,341	FedEx Corporation	6,075,766
160,049	Southwest Airlines Company	5,724,953
		11,800,719

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares					Fair Value
	COMMON STOCKS — 109.4% (Continued)
	TOTAL COMMON STOCKS (Cost $1,271,670,519)				$ 1,443,274,091

	SHORT-TERM INVESTMENTS — 20.1%
	COLLATERAL FOR SECURITIES LOANED - 11.8%
155,357,203	Mount Vernon Liquid Assets Portfolio, LLC, 4.47% (Cost $155,357,203)(f),(g)				155,357,203

	MONEY MARKET FUND - 8.3%
109,720,462	First American Government Obligations Fund, Class X, 4.14% (Cost $109,720,462)(f)				109,720,462

	TOTAL SHORT-TERM INVESTMENTS (Cost $265,077,665)				265,077,665

Contracts(h)
	EQUITY OPTIONS PURCHASED - 0.2%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 0.0%(a)
2,847	AppLovin Corporation	02/17/2023	$ 15.00	$ 3,615,690	119,574
2,847	AppLovin Corporation	05/19/2023	17.50	3,615,690	219,219
2,847	AppLovin Corporation	05/19/2023	20.00	3,615,690	128,115
2,742	AT&T, Inc.	01/19/2024	32.00	5,585,454	52,098
	TOTAL CALL OPTIONS PURCHASED (Cost - $572,784)				519,006

	PUT OPTIONS PURCHASED - 0.2%
5,692	Financial Select Sector SPDR Fund	02/17/2023	$ 32.00	$ 20,809,952	5,692
4,746	Financial Select Sector SPDR Fund	03/17/2023	32.00	17,351,376	47,460
1,424	Invesco QQQ Trust Series 1	03/03/2023	260.00	41,953,888	131,008
2,851	Invesco QQQ Trust Series 1	03/17/2023	250.00	83,996,162	310,759
1,898	Invesco QQQ Trust Series 1	03/31/2023	230.00	55,918,876	123,370
950	Invesco QQQ Trust Series 1	03/31/2023	250.00	27,988,900	150,100
2,851	SPDR S&P 500 ETF Trust	03/03/2023	370.00	115,887,448	296,504
2,851	SPDR S&P 500 ETF Trust	03/17/2023	365.00	115,887,448	461,862
2,851	SPDR S&P 500 ETF Trust	03/31/2023	360.00	115,887,448	573,051
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,429,573)				2,099,806

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $4,002,357)				2,618,812

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value

	TOTAL INVESTMENTS - 129.7% (Cost $1,540,750,541)	$ 1,710,970,568
	LIABILITIES IN EXCESS OF OTHER ASSETS - (29.7)%	(389,584,546)
	NET ASSETS - 100.0%	$ 1,321,386,022

	COMMON STOCKS SOLD SHORT— (90.5)%
	ADVERTISING & MARKETING - (0.2)%
(45,775)	Trade Desk, Inc. (The), Class A	$ (2,320,792)

	AEROSPACE & DEFENSE - (2.7)%
(55,926)	AeroVironment, Inc.	(4,975,736)
(73,757)	Boeing Company	(15,710,241)
(20,917)	TransDigm Group, Inc.	(15,013,177)
		(35,699,154)
	APPAREL & TEXTILE PRODUCTS - (1.8)%
(123,654)	Crocs, Inc.	(15,057,348)
(405,918)	On Holding A.G.	(9,417,298)
		(24,474,646)
	ASSET MANAGEMENT - (2.4)%
(788,282)	Blue Owl Capital, Inc.	(9,916,588)
(254,770)	Bridge Investment Group Holdings, Inc.	(3,793,525)
(73,763)	Cohen & Steers, Inc.	(5,419,368)
(289,600)	P10, Inc.	(3,272,480)
(323,223)	TPG, Inc.	(10,411,012)
		(32,812,973)
	AUTOMOTIVE - (0.1)%
(147,374)	QuantumScape Corporation	(1,254,153)

	BANKING - (3.8)%
(435,959)	CVB Financial Corporation	(10,558,927)
(181,025)	Glacier Bancorp, Inc.	(8,252,930)
(62,578)	PNC Financial Services Group, Inc. (The)	(10,352,279)
(110,526)	Signature Bank	(14,252,328)
(130,229)	US Bancorp	(6,485,404)
		(49,901,868)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (90.5)% (Continued)
	BEVERAGES - (0.8)%
(78,953)	Brown-Forman Corporation, Class B	$ (5,256,691)
(109,924)	National Beverage Corporation	(4,858,641)
		(10,115,332)
	BIOTECH & PHARMA - (2.0)%
(485,465)	AbCellera Biologics, Inc.	(5,111,946)
(92,474)	Amphastar Pharmaceuticals, Inc.	(2,798,263)
(60,181)	Beam Therapeutics, Inc.	(2,614,864)
(201,768)	Catalyst Pharmaceuticals, Inc.	(3,125,386)
(117,786)	Cerevel Therapeutics Holdings, Inc.	(4,022,392)
(49,208)	Moderna, Inc.	(8,663,560)
		(26,336,411)
	COMMERCIAL SUPPORT SERVICES - (2.7)%
(176,781)	Casella Waste Systems, Inc., Class A	(14,163,694)
(49,213)	CorVel Corporation	(8,767,788)
(320,518)	Rollins, Inc.	(11,666,855)
		(34,598,337)
	CONSTRUCTION MATERIALS - (0.2)%
(26,786)	Advanced Drainage Systems, Inc.	(2,701,100)

	CONSUMER SERVICES - (0.5)%
(89,244)	Service Corp International	(6,617,443)

	E-COMMERCE DISCRETIONARY - (0.4)%
(115,502)	Chewy, Inc.	(5,204,520)

	ELECTRICAL EQUIPMENT - (2.7)%
(29,053)	Acuity Brands, Inc.	(5,477,072)
(121,143)	Badger Meter, Inc.	(14,040,473)
(211,304)	Bloom Energy Corporation, Class A	(5,267,809)
(68,472)	Novanta, Inc.	(11,056,174)
		(35,841,528)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (90.5)% (Continued)
	ENGINEERING & CONSTRUCTION - (4.5)%
(136,935)	Exponent, Inc.	$ (14,041,315)
(148,003)	Installed Building Products, Inc.	(16,293,650)
(197,110)	Montrose Environmental Group, Inc.	(10,675,478)
(91,878)	TopBuild Corporation	(18,381,113)
		(59,391,556)
	FOOD - (1.8)%
(90,280)	Cal-Maine Foods, Inc.	(5,165,822)
(94,220)	Lamb Weston Holdings, Inc.	(9,411,636)
(32,033)	Lancaster Colony Corporation	(6,147,453)
(381,392)	SunOpta, Inc.	(3,115,973)
		(23,840,884)
	FORESTRY, PAPER & WOOD PRODUCTS - (0.4)%
(78,097)	Louisiana-Pacific Corporation	(5,317,625)

	HEALTH CARE FACILITIES & SERVICES - (2.5)%
(24,772)	Chemed Corporation	(12,513,328)
(76,975)	HealthEquity, Inc.	(4,683,929)
(260,911)	Option Care Health, Inc.	(7,532,501)
(111,066)	Progyny, Inc.	(3,819,560)
(120,460)	Surgery Partners, Inc.	(3,999,272)
		(32,548,590)
	HOME & OFFICE PRODUCTS - (0.6)%
(579,657)	Arhaus, Inc.	(8,202,146)

	HOME CONSTRUCTION - (0.5)%
(46,986)	LGI Homes, Inc.	(5,349,356)

	INDUSTRIAL INTERMEDIATE PROD - (0.6)%
(112,766)	Mueller Industries, Inc.	(7,391,811)

	INDUSTRIAL SUPPORT SERVICES - (0.9)%
(51,938)	SiteOne Landscape Supply, Inc.	(7,869,126)
(92,738)	Titan Machinery, Inc.	(4,074,908)
		(11,944,034)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (90.5)% (Continued)
	INSURANCE - (2.3)%
(18,772)	Erie Indemnity Company, Class A	$ (4,586,938)
(27,646)	Kinsale Capital Group, Inc.	(7,697,752)
(138,151)	RLI Corporation	(18,298,100)
		(30,582,790)
	INTERNET MEDIA & SERVICES - (1.5)%
(110,383)	DoorDash, Inc., Class A	(6,393,383)
(58,643)	VeriSign, Inc.	(12,787,106)
		(19,180,489)
	LEISURE FACILITIES & SERVICES - (5.5)%
(56,256)	Churchill Downs, Inc.	(13,957,114)
(302,909)	Dutch Bros, Inc.	(11,543,862)
(135,032)	MGM Resorts International	(5,591,675)
(184,808)	Planet Fitness, Inc., Class A	(15,643,996)
(288,887)	Portillo's, Inc.	(6,517,291)
(102,658)	Royal Caribbean Cruises Ltd.	(6,666,611)
(113,729)	Shake Shack, Inc., Class A	(6,468,905)
(27,457)	Wingstop, Inc.	(4,351,111)
		(70,740,565)
	LEISURE PRODUCTS - (2.1)%
(26,786)	Axon Enterprise, Inc.	(5,235,056)
(447,491)	Dometic Group A.B.	(2,802,477)
(63,409)	LCI Industries	(7,115,757)
(112,040)	Malibu Boats, Inc., Class A	(6,788,504)
(222,112)	Topgolf Callaway Brands Corporation	(5,439,523)
		(27,381,317)
	MACHINERY - (3.9)%
(13,779)	Caterpillar, Inc.	(3,476,304)
(45,841)	Deere & Company	(19,383,407)
(259,853)	Energy Recovery, Inc.	(5,750,547)
(43,113)	Kadant, Inc.	(8,785,136)
(34,930)	Lindsay Corporation	(5,470,737)
(494,569)	Titan International, Inc.	(8,254,357)
		(51,120,488)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (90.5)% (Continued)
	MEDICAL EQUIPMENT & DEVICES - (4.4)%
(78,363)	10X Genomics, Inc., Class A	$ (3,669,739)
(186,877)	Axonics, Inc.	(11,474,248)
(94,144)	Establishment Labs Holdings, Inc.	(6,405,558)
(80,615)	Exact Sciences Corporation	(5,443,125)
(47,728)	Insulet Corporation	(13,713,208)
(43,703)	Novocure Ltd.	(3,984,840)
(19,681)	ResMed, Inc.	(4,494,550)
(11,192)	Shockwave Medical, Inc.	(2,103,313)
(142,292)	Silk Road Medical, Inc.	(7,734,993)
		(59,023,574)
	OIL & GAS PRODUCERS - (1.4)%
(47,475)	Hess Corporation	(7,128,846)
(42,328)	Murphy USA, Inc.	(11,514,486)
		(18,643,332)
	OIL & GAS SERVICES & EQUIPMENT - (0.5)%
(112,466)	Schlumberger Ltd	(6,408,313)

	REAL ESTATE INVESTMENT TRUSTS - (1.1)%
(8,784)	Equinix, Inc.	(6,483,734)
(156,308)	Iron Mountain, Inc.	(8,531,291)
		(15,015,025)
	REAL ESTATE SERVICES - (0.4)%
(49,014)	Colliers International Group, Inc.	(5,257,242)

	RENEWABLE ENERGY - (3.6)%
(35,903)	Ameresco, Inc., Class A	(2,314,666)
(46,118)	First Solar, Inc.	(8,190,557)
(163,960)	FREYR Battery S.A.	(1,444,488)
(177,800)	Green Plains, Inc.	(6,182,106)
(2,343,939)	NEL ASA	(3,983,096)
(510,801)	Plug Power, Inc.	(8,693,833)
(387,675)	Shoals Technologies Group, Inc.	(10,812,255)
(388,233)	SunPower Corporation	(6,766,901)
		(48,387,902)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (90.5)% (Continued)
	RETAIL - CONSUMER STAPLES - (1.0)%
(3,158)	Costco Wholesale Corporation	$ (1,614,180)
(78,745)	Dollar Tree, Inc.	(11,825,924)
		(13,440,104)
	RETAIL - DISCRETIONARY - (5.3)%
(140,371)	Aritzia, Inc.	(5,063,138)
(1,261)	AutoZone, Inc.	(3,075,390)
(39,714)	Avis Budget Group, Inc.	(7,944,389)
(232,530)	Driven Brands Holdings, Inc.	(6,787,551)
(9,685)	Fast Retailing Company Ltd.	(5,836,095)
(129,598)	Freshpet, Inc.	(8,207,441)
(356,604)	GameStop Corporation, Class A	(7,798,929)
(52,771)	Genuine Parts Company	(8,856,029)
(62,706)	Tractor Supply Company	(14,296,341)
(4,087)	Ulta Beauty, Inc.	(2,100,555)
		(69,965,858)
	SEMICONDUCTORS - (6.7)%
(208,275)	Aehr Test Systems	(7,281,294)
(159,783)	AIXTRON S.E.	(4,731,481)
(43,342)	Ambarella, Inc.	(3,893,845)
(125,665)	Axcelis Technologies, Inc.	(13,816,867)
(175,866)	Impinj, Inc.	(22,823,889)
(117,086)	NVIDIA Corporation	(22,875,092)
(45,606)	Power Integrations, Inc.	(3,926,221)
(240,171)	Rambus, Inc.	(9,719,720)
		(89,068,409)
	SOFTWARE - (9.8)%
(98,397)	Appfolio, Inc., Class A(e)	(11,052,935)
(166,254)	Avid Technology, Inc.	(5,039,159)
(117,019)	Clear Secure, Inc.	(3,673,226)
(138,208)	Digi International, Inc.	(4,697,690)
(59,045)	Donnelley Financial Solutions, Inc.	(2,693,042)
(232,919)	Doximity, Inc.	(8,215,053)
(89,328)	Duolingo, Inc.	(8,529,931)
(71,348)	Guidewire Software, Inc.	(5,225,528)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (90.5)% (Continued)
	SOFTWARE - (9.8)% (Continued)
(135,506)	Instructure Holdings, Inc.	$ (3,662,727)
(72,259)	Manhattan Associates, Inc.	(9,419,683)
(51,376)	Paycom Software, Inc.	(16,642,741)
(670,512)	Paycor HCM, Inc.	(16,836,556)
(212,406)	PowerSchool Holdings, Inc.	(4,783,383)
(56,087)	Procore Technologies, Inc.	(3,138,068)
(134,597)	Snowflake, Inc.	(21,056,355)
(71,503)	Sprout Social, Inc., Class A	(4,574,047)
		(129,240,124)
	SPECIALTY FINANCE - (0.8)%
(22,836)	Credit Acceptance Corporation	(10,564,847)

	STEEL - (1.8)%
(226,242)	Commercial Metals Company	(12,278,153)
(66,952)	Nucor Corporation	(11,316,227)
		(23,594,380)
	TECHNOLOGY HARDWARE - (3.4)%
(237,058)	A10 Networks, Inc.	(3,669,658)
(178,050)	Apple, Inc.	(25,690,834)
(449,841)	Extreme Networks, Inc.	(8,110,633)
(78,604)	PAR Technology Corporation	(2,671,750)
(65,888)	Super Micro Computer, Inc.	(4,765,679)
		(44,908,554)
	TECHNOLOGY SERVICES - (2.1)%
(28,025)	Automatic Data Processing, Inc.	(6,328,325)
(44,707)	Block, Inc., Class A	(3,653,456)
(76,906)	Jack Henry & Associates, Inc.	(13,850,002)
(175,394)	Toast, Inc., Class A	(3,913,040)
		(27,744,823)
	TRANSPORTATION & LOGISTICS - (0.8)%
(636,933)	American Airlines Group, Inc.	(10,280,099)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $1,154,070,207)	$ (1,192,412,494)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
L.P.	- Limited Partnership
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
S.A.	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of January 31, 2023 was $154,786,559.
(d)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(e)	All or a portion of this security is segregated as collateral for short sales.
(f)	Rate disclosed is the seven-day effective yield as of January 31, 2023.
(g)	Security was purchased with cash received as collateral for securities on loan at January 31, 2023. Total collateral had a value of $155,357,203 at January 31, 2023.
(h)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.